Annual Total Returns [BarChart] - ClearBridge Mid Cap Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(3.66%)
Annual Return 2012	18.22%
Annual Return 2013	37.18%
Annual Return 2014	7.81%
Annual Return 2015	2.25%
Annual Return 2016	8.40%
Annual Return 2017	12.72%
Annual Return 2018	(12.91%)
Annual Return 2019	32.78%
Annual Return 2020	16.11%